Shareholder Report, Line Graph (Details) 74200171900_Putnam VT Focused International Equity Fund_Class IB_TSR Annual {Class IB} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name											Class IB
Accumulated Value	$ 17,961	$ 17,387	$ 14,581	$ 17,824	$ 15,833	$ 14,384	$ 11,362	$ 12,976	$ 10,107	$ 10,000	$ 24,505
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex USA Index-NR
Accumulated Value	16,945	16,056	13,887	16,533	15,334	13,857	11,404	13,291	10,450	10,000	$ 22,432
Putnam VT Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam VT Focused International Equity Linked Benchmark
Accumulated Value	$ 20,195	$ 19,136	$ 16,551	$ 19,705	$ 17,776	$ 15,337	$ 12,013	$ 13,159	$ 10,751	$ 10,000	$ 26,736